Debt - Revolving Credit Facilities (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 01, 2019	Jun. 30, 2019
U.S. Cellular Revolving credit facility
Debt Instrument [Line Items]
Unused commitment fees	$ 1,000,000	$ 1,000,000	$ 1,000,000
Revolving credit
Maximum borrowing capacity	300,000,000
Letters of credit outstanding	2,000,000
Amounts borrowed	0
Amount available for use	$ 298,000,000
Consolidated interest coverage ratio	3.00
Consolidated leverage ratio				3.00	3.25
U.S. Cellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.75%
U.S. Cellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.75%
Maximum | Subordinated Agreement
Revolving credit
Consolidated funded indebtedness	$ 105,000,000
Refinancing indebtedness	250,000,000
Subordinated Agreement | U.S. Cellular Revolving credit facility
Revolving credit
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0